Note 16 - Stock-based Compensation Plans - Assumptions Used in Black-scholes Model for Each Grant (Details)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2015
Expected volatility (%)	25.20%	25.40%
Risk-free rate (%)	0.60%	1.50%
Expected option life (years) (Year)	5 years	5 years